Financial Assets And Financial Liabilities - (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Current and non-current financial assets
A.	Current and non-current financial assets

	June 30, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	41,089	—	39,797
Other receivables	—	579	—	16
Loans to employees	180	27	—	14

Trade and other financial receivables	180	41,695	—	39,827
Guarantee deposit	1,644	—	1,133	—

Non-current financial assets	1,644	—	1,133	—
Guarantee deposit	—	397	—	560
Financial investments	—	5,625	—	5,397

Other current financial assets	—	6,022	—	5,957
Cash and cash equivalents	—	105,554	—	83,308

Total	1,824	153,271	1,133	129,092

Summary of Financial assets by class and category
C.	Financial assets by class and category

		June 30, 2023
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	41,089	—	—	41,089
Other receivables	579	—	—	579
Loans to employees	207	—	—	207

Trade and other financial receivables	41,875	—	—	41,875
Guarantee deposit	1,644	—	—	1,644

Non-current financial assets	1,644	—	—	1,644
Guarantee deposit	397	—	—	397
Financial investments	128	5,296	201	5,625

Other current financial assets	525	5,296	201	6,022
Cash and cash equivalents	105,554		—	105,554

	149,598	5,296	201	155,095

		December 31, 2022
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	39,797	—	—	39,797
Other receivables	16	—	—	16
Loans to employees	14	—	—	14

Trade and other financial receivables	39,827	—	—	39,827
Guarantee deposit	1,133	—	—	1,133

Non-current financial assets	1,133		—	1,133
Guarantee deposit	560	—	—	560
Financial investments	128	5,030	239	5,397

Other current financial assets	688	5,030	239	5,957
Cash and cash equivalents	83,308	—	—	83,308

	124,956	5,030	239	130,225

Summary of Loans and borrowings
A.	Loans and borrowings

	June 30, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans	66,268	14,675	44,359	5,676
Working capital line of credit	—	97,838	—	83,592

Loans and borrowings	66,268	112,513	44,359	89,268
Derivative warrant liabilities	—	8,974	—	5,834
Lease liabilities (see note 9)	23,267	2,777	24,657	2,644

Total	89,535	124,264	69,016	97,746

Summary of Details of loan and borrowings
Details of the loans and borrowings as of June 30, 2023 and December 31, 2022 are as follows:

(In thousand Euros)	June 30, 2023
	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Fixed rate loan	EUR	8,589	13,138	1,724	23,451
Floating rate loan	EUR	98,776	12,128	8,105	119,009
Covenant Loan	EUR	2,219	9,313	919	12,451
Covenant Loan	EUR	2,779	18,388	—	21,167

		112,363	52,967	10,748	176,078

Fixed rate loan	EUR	150	769	1,784	2,703

		112,513	53,736	12,532	178,781

(In thousand Euros)	December 31, 2022
	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	13,135	11,694	5,376	30,205
Floating rate loan	EUR	75,353	4,240	9,478	89,071
Covenant Loan	EUR	609	6,197	5,625	12,431

		89,097	22,131	20,479	131,707

Borrowings
Fixed rate loan	EUR	171	384	1,365	1,920

		89,268	22,515	21,844	133,627

Summary of Details of the maturities, by year, of the principals and interest
Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2023 and December 31, 2022, are as follows:

(In thousand Euros)	June 30, 2023		December 31, 2022
1 July 2023 - 30 June 2024	118,678	2023	92,581
1 July 2024 - 30 June 2025	27,583	2024	14,851
1 July 2025 - 30 June 2026	22,440	2025	12,741
1 July 2026 - 30 June 2027	16,606	2026	9,460
1 July 2027 - 30 June 2028	7,550	2027	7,780
More than five years	5,839	More than five years	7,438

	198,696		144,851

Summary of Movement in the derivative warrant liabilities
Movement in the derivative warrant liabilities during the six-months ended June 30, 2023 is summarized below:

	Public Warrant		Private Warrant		BBVA Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2022	5,259,506	2,170	8,883,333	3,664	—	—	14,142,839	5,834

Warrants issuance	—	—	—	—	1,007,894	3,893	1,007,894	3,893
Change in fair value of derivative warrant liabilities	—	249	—	420	—	(1,171)	—	(502)
Exchange differences	—	(47)	—	(79)	—	(125)	—	(251)

At June 30, 2023	5,259,506	2,372	8,883,333	4,005	1,007,894	2,597	15,150,733	8,974

Summary of Reconciliation of movements of liabilities to cash flows
Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2023	133,627	5,834	27,301	166,762

Proceeds from loans	261,526	—	—	261,526
Principal paid on lease liabilities	—	—	(1,310)	(1,310)
Interest paid on lease liabilities	—	—	(593)	(593)
Repayments of loans	(214,353)	—	—	(214,353)
Interest and bank fees paid	(5,369)	—	—	(5,369)

Total changes from financing cash flows	41,804	—	(1,903)	39,901

The effect of changes in foreign exchange rates	213	(251)	(172)	(210)

New warrants issued	(3,893)	3,893	—	—
Change in fair value of derivative warrant liabilities	—	(502)	—	(502)
New leases	—	—	225	225
Government loan receivable	919	—	—	919
Interest and bank fees expenses	6,111	—	593	6,704

Total liability-related other changes	3,137	3,391	818	7,346

Balance at June 30, 2023	178,781	8,974	26,044	213,799

Summary of Trade and other payables
Details of trade and other financial payables as of June 30, 2023 and December 31, 2022 are as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
Suppliers	40,615	65,830
Personnel (salaries payable)	4,335	5,351
Customer advances	1,956	68

Total	46,906	71,249